Schedule of Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of Period	$ 86,186	$ 170,048
Charged to costs and expenses	134,811	0
Deductions	(11,435)	(83,862)
Valuation against asset	0	0
Balance at end of period	209,562	86,186
Inventory obsolescence
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of Period	86,186	147,676
Charged to costs and expenses	0	0
Deductions	(11,435)	(61,490)
Valuation against asset	0	0
Balance at end of period	74,751	86,186
Allowances for doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of Period	0	22,372
Charged to costs and expenses	134,811	0
Deductions	0	(22,372)
Valuation against asset	0	0
Balance at end of period	$ 134,811	$ 0